Share-based Issuances (Details - Restricted stock units activity) - Restricted Stock Units (RSUs) [Member]	3 Months Ended
Mar. 31, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
RSU's outstanding, beginning balance | shares	41
Weighted average exercise price RSU's outstanding, beginning balance | $ / shares	$ 7,398.47
RSU's granted | shares	0
RSU's granted, weighted average exercise price | $ / shares	$ 0
RSU's forfeited/canceled | shares	0
RSU's forfeited/canceled, weighted average exercise price | $ / shares	$ 0
RSU's exercised | shares	(41)
Weighted average exercise price, RSU's exercised | $ / shares	$ 7,398.47
RSU's outstanding, ending balance | shares	0
Weighted average exercise price RSU's outstanding, ending balance | $ / shares	$ 0